Note 16 - Stock-based Compensation Plans - Options Outstanding and Options Exercisable (Details)	12 Months Ended
Jan. 31, 2017 $ / shares shares
Weighted Average Exercise Price, Options Outstanding (in dollars per share)	$ 12.36
Number of Stock Options, Options Outstanding (in shares) | shares	526,321
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	4 years 73 days
Weighted Average Exercise Price, Options Exercisable (in dollars per share)	$ 9.88
Number of Stock Options, Options Exercisable (in shares) | shares	286,529
Range 1 [Member]
Range of Exercise Prices, Lower Limit (in dollars per share)	$ 4.80
Range of Exercise Prices, Upper Limit (in dollars per share)	5.45
Weighted Average Exercise Price, Options Outstanding (in dollars per share)	$ 4.84
Number of Stock Options, Options Outstanding (in shares) | shares	108,389
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	1 year 36 days
Weighted Average Exercise Price, Options Exercisable (in dollars per share)	$ 4.84
Number of Stock Options, Options Exercisable (in shares) | shares	108,389
Range 2 [Member]
Range of Exercise Prices, Lower Limit (in dollars per share)	$ 6.79
Range of Exercise Prices, Upper Limit (in dollars per share)	6.79
Weighted Average Exercise Price, Options Outstanding (in dollars per share)	$ 6.79
Number of Stock Options, Options Outstanding (in shares) | shares	32,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	2 years 146 days
Weighted Average Exercise Price, Options Exercisable (in dollars per share)	$ 6.79
Number of Stock Options, Options Exercisable (in shares) | shares	24,000
Range 3 [Member]
Range of Exercise Prices, Lower Limit (in dollars per share)	$ 11.50
Range of Exercise Prices, Upper Limit (in dollars per share)	11.66
Weighted Average Exercise Price, Options Outstanding (in dollars per share)	$ 11.65
Number of Stock Options, Options Outstanding (in shares) | shares	215,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	4 years 146 days
Weighted Average Exercise Price, Options Exercisable (in dollars per share)	$ 11.65
Number of Stock Options, Options Exercisable (in shares) | shares	105,500
Range 4 [Member]
Range of Exercise Prices, Lower Limit (in dollars per share)	$ 18.81
Range of Exercise Prices, Upper Limit (in dollars per share)	20.45
Weighted Average Exercise Price, Options Outstanding (in dollars per share)	$ 19.05
Number of Stock Options, Options Outstanding (in shares) | shares	170,932
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	6 years 109 days
Weighted Average Exercise Price, Options Exercisable (in dollars per share)	$ 18.81
Number of Stock Options, Options Exercisable (in shares) | shares	48,640